Fair Value Measurements	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
RENEO PHARMACEUTICALS INC [Member]
Fair Value Measurements
4. Fair Value Measurements
ASC Topic 820,
Fair Value Measurement
, establishes a fair value hierarchy for instruments measured at fair value that distinguishes between assumptions based on market data (observable inputs) and the Company’s own assumptions (unobservable inputs). Observable inputs are inputs that market participants would use in pricing an asset or liability based on market data obtained from sources independent of the Company. Unobservable inputs are inputs that reflect the Company’s assumptions about the inputs that market participants would use in pricing the asset or liability and are developed based on the best information available in the circumstances.
ASC Topic 820 identifies fair value as the exit price, representing the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants. As a basis for considering market participant assumptions in fair value measurements, ASC Topic 820 establishes a three-tier fair value hierarchy that distinguishes between the following:

•	Level 1 – Observable inputs such as quoted prices in active markets for identical assets or liabilities.

•	Level 2 – Inputs, other than quoted prices in active markets, which are observable for the asset or liability, either directly or indirectly.

•	Level 3 – Unobservable inputs in which there is little or no market data, which requires the Company to develop its own assumptions.
Assets and liabilities measured at fair value are classified in their entirety based on the lowest level of input that is significant to the fair value measurement. The Company’s assessment of the significance of a particular input to the fair value measurement in its entirety requires management to make judgments and consider factors specific to the asset or liability. The Company’s financial assets are subject to fair value measurements on a recurring basis.
The Company categorizes its money market funds as Level 1, using the quoted prices in active markets. Commercial paper and U.S. treasury securities are categorized as Level 2, using significant other observable inputs. The fair value of the Company’s investments in certain money market funds is their face value and such instruments are classified as Level 1 and are included in cash and cash equivalents on the consolidated balance sheets.
In connection with the Company’s chief executive officer’s (CEO) employment agreement, he is entitled to receive a special performance bonus in the amount of $7.5 million (Performance Award), payable in cash, common stock or a combination of cash and common stock, at the election of the Company, based on achievement of certain conditions as described in more detail in Note 8. The Company estimated the fair value of the Performance Award using a Monte Carlo simulation, which incorporates the stock price at the date of the valuation and utilizes Level 3 inputs such as volatility, probabilities of success, and other inputs that are not observable in active markets. The Performance Award is required to be measured at fair value on a recurring basis each reporting period, with changes in the fair value recognized in general and administrative expense in the consolidated statements of operations and comprehensive loss over the derived service period of the award.
No assets or liabilities were transferred into or out of their classifications during the six months ended June 30, 2024.

The recurring fair value measurement of the Company’s assets and liabilities measured at fair value at June 30, 2024 consisted of the following (in thousands):

	Quoted Prices in Active Markets For Identical Items (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Cash and cash equivalents:
Money market investments	$21,717	$—	$—	$21,717
U.S. treasury securities	—	12,934	—	12,934
Short-term investments:
U.S. treasury securities	—	40,611	—	40,611

Total	$21,717	$53,545	$—	$75,262

Liabilities
Performance award	$—	$—	$8	$8

Total	$—	$—	$8	$8

The recurring fair value measurement of the Company’s assets and liabilities measured at fair value at December 31, 2023 consisted of the following (in thousands):

	Quoted Prices in Active Markets For Identical Items (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Cash and cash equivalents:
Money market investments	$10,983	$—	$—	$10,983
U.S. treasury securities	—	9,928	—	9,928
Short-term investments:
U.S. treasury securities	—	75,331	—	75,331

Total	$10,983	$85,259	$—	$96,242

Liabilities
Performance award	$—	$—	$7	$7

Total	$—	$—	$7	$7

The following table sets forth a summary of changes in the fair value measurements of the Performance Award liability (in thousands):

Performance Award
Balance as of January 1, 2024	$7
Change in fair value	1

Balance as of June 30, 2024	$8

4. Fair Value Measurements
ASC Topic 820,
Fair Value Measurement
, establishes a fair value hierarchy for instruments measured at fair value that distinguishes between assumptions based on market data (observable inputs) and the Company’s own assumptions (unobservable inputs). Observable inputs are inputs that market participants would use in pricing an asset or liability based on market data obtained from sources independent of the Company. Unobservable inputs are inputs that reflect the Company’s assumptions about the inputs that market participants would use in pricing the asset or liability and are developed based on the best information available in the circumstances.
ASC Topic 820 identifies fair value as the exit price, representing the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants. As a basis for considering market participant assumptions in fair value measurements, ASC Topic 820 establishes a three-tier fair value hierarchy that distinguishes between the following:

•	Level 1 – Observable inputs such as quoted prices in active markets for identical assets or liabilities.

•	Level 2 – Inputs, other than quoted prices in active markets, which are observable for the asset or liability, either directly or indirectly.

•	Level 3 – Unobservable inputs in which there is little or no market data, which requires the Company to develop its own assumptions.
Assets and liabilities measured at fair value are classified in their entirety based on the lowest level of input that is significant to the fair value measurement. The Company’s assessment of the significance of a particular input to the fair value measurement in its entirety requires management to make judgments and consider factors specific to the asset or liability. The Company’s financial assets are subject to fair value measurements on a recurring basis.
The Company categorizes its money market funds as Level 1, using the quoted prices in active markets. Commercial paper and U.S. treasury securities are categorized as Level 2, using significant other observable inputs. The fair value of the Company’s investments in certain money market funds is their face value and such instruments are classified as Level 1 and are included in cash and cash equivalents on the consolidated balance sheets.
Investments are reviewed periodically to identify possible other-than-temporary impairments. As the Company has the ability and intends to hold these investments with unrealized losses for a reasonable period of time sufficient for the recovery of fair value, which may be maturity, the Company does not consider these investments to be other-than-temporarily impaired for any of the periods presented.
In connection with the Company’s chief executive officer’s (CEO) employment agreement, he is entitled to receive a special performance bonus in the amount of $7.5 million (Performance Award), payable in cash, common stock or a combination of cash and common stock, at the election of the Company, based on achievement of certain conditions as described in more detail in Note 9. The Company estimated the fair value of the Performance Award using a Monte Carlo simulation, which incorporates the stock price at the date of the valuation and utilizes Level 3 inputs such as volatility, probabilities of success, and other inputs that are not observable in active markets. The Performance Award is required to be measured at fair value on a recurring basis each reporting period, with changes in the fair value recognized in general and administrative expense in the consolidated statements of operations and comprehensive loss over the derived service period of the award.
No assets or liabilities were transferred into or out of their classifications during the years ended December 31, 2023 and 2022.
The recurring fair value measurement of the Company’s assets and liabilities measured at fair value at December 31, 2023 consisted of the following (in thousands):

	Quoted Prices in Active Markets For Identical Items (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Cash and cash equivalents:
Money market investments	$10,983		$—	$10,983
U.S. treasury securities	—	9,928	—	$9,928
Short-term investments:
U.S. treasury securities	—	75,331	—	75,331

Total	$10,983	$85,259	$—	$96,242

Liabilities
Performance award	$—	$—	$7	$7

Total	$—	$—	$7	$7

The recurring fair value measurement of the Company’s assets and liabilities measured at fair value at
December 31, 2022 consisted of the following (in thousands):

	Quoted Prices in Active Markets For Identical Items (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Cash and cash equivalents:
Money market investments	$9,365	$—	$—	$9,365
Commercial paper	—	4,978	—	4,978
Short-term investments:
U.S. treasury securities	—	76,253	—	76,253
Commercial paper	—	4,993	—	4,993

Total	$9,365	$86,224	$—	$95,589

Liabilities
Performance award	$—	$—	$29	$29

Total	$—	$—	$29	$29

The following table sets forth a summary of changes in the fair value measurements of the Performance
Award liability (in thousands):

Performance Award
Balance as of January 1, 2023	$29
Change in fair value	(22)

Balance as of December 31, 2023	$7